SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Goods, Materials and Services	R$ 2,355,091	R$ 2,523,449
Energy Purchased for Resale	728,643	835,607
CCEE - Short-term energy	11,735	1,494
Total current liabilities for suppliers	3,095,469	3,360,550
Non-current
Goods, Materials and Services	18,143	16,555
Total liabilities for suppliers	R$ 3,113,612	R$ 3,377,105